Annual Total Returns	Sep. 28, 2020
Stone Harbor Emerging Markets Debt Fund | EMDF Institutional Class
Entity Listings [Line Items]
2010	15.69%
2011	5.68%
2012	17.00%
2013	(8.77%)
2014	2.87%
2015	(0.90%)
2016	14.13%
2017	11.56%
2018	(8.49%)
2019	15.20%
Stone Harbor High Yield Bond Fund | HYBF Institutional Class
Entity Listings [Line Items]
2010	12.51%
2011	3.40%
2012	15.71%
2013	7.67%
2014	0.64%
2015	(4.46%)
2016	12.56%
2017	5.23%
2018	(2.72%)
2019	13.34%
Stone Harbor Local Markets Fund | LMF Institutional Class
Entity Listings [Line Items]
2011	(1.46%)
2012	13.98%
2013	(12.56%)
2014	(8.55%)
2015	(15.19%)
2016	8.95%
2017	15.36%
2018	(9.84%)
2019	13.08%
Stone Harbor Emerging Markets Corporate Debt Fund | EMCDF Institutional
Entity Listings [Line Items]
2012	16.24%
2013	(1.89%)
2014	4.29%
2015	0.17%
2016	10.46%
2017	9.28%
2018	(4.69%)
2019	13.93%
Stone Harbor Investment Grade Fund | IGF Institutional Class
Entity Listings [Line Items]
2014	6.14%
2015	(0.55%)
2016	3.57%
2017	3.65%
2018	(1.44%)
2019	9.01%
Stone Harbor Strategic Income Fund | SIF Institutional Class
Entity Listings [Line Items]
2014	4.22%
2015	(2.11%)
2016	8.88%
2017	5.34%
2018	(2.88%)
2019	9.45%
Stone Harbor Emerging Markets Debt Allocation Fund | EMDAF Institutional Class Shares
Entity Listings [Line Items]
2015	(8.46%)
2016	10.99%
2017	13.35%
2018	(9.02%)
2019	13.86%